ORDINARY SHARE REPURCHASE AND ISSUANCE - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended					12 Months Ended
	Nov. 12, 2014	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity, Class of Treasury stock
Shares repurchased under program
Value of shares repurchased
Repurchase program November 2014
Equity, Class of Treasury stock
Share repurchase program, Authorized amount	$ 40.0
Share repurchase program, Period in force	24 months
Share repurchase program, additional period			1 year	1 year	1 year	2 years
Repurchase program November 2014 | Subsequent Event
Equity, Class of Treasury stock
Share repurchase program, additional period		1 year